Document and Entity Information	Total
Risk/Return:
Document Type	497
Document Period End Date	Aug. 31, 2017
Registrant Name	EATON VANCE GROWTH TRUST
Central Index Key	0000102816
Amendment Flag	false
Document Creation Date	May 03, 2018
Document Effective Date	May 03, 2018
Prospectus Date	Jan. 01, 2018
Eaton Vance Worldwide Health Sciences Fund | Class A
Risk/Return:
Trading Symbol	ETHSX
Eaton Vance Worldwide Health Sciences Fund | Class B
Risk/Return:
Trading Symbol	EMHSX
Eaton Vance Worldwide Health Sciences Fund | Class C
Risk/Return:
Trading Symbol	ECHSX
Eaton Vance Worldwide Health Sciences Fund | Class I
Risk/Return:
Trading Symbol	EIHSX
Eaton Vance Worldwide Health Sciences Fund | Class R
Risk/Return:
Trading Symbol	ERHSX